Segments - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment
Net revenues	$ 254,745	$ 199,408	$ 160,017
PRC
Segment
Net revenues	214,444	175,970	141,926
Hong Kong
Segment
Net revenues	40,197	22,567	17,004
Others
Segment
Net revenues	$ 104	$ 871	$ 1,087